SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)
Significant Accounting Policies [Line Items]
Convertible Debt, Fair Value Disclosures	$ 199,172
Business tax and surcharges			$ 33,320,000	$ 68,007,000
Advertising Expense	7,110,000		16,869,000	61,762,000
Operating Leases, Rent Expense, Sublease Rentals	6,402,000		15,085,000	31,929,000
Revenues	303,016,000		444,296,000	916,391,000
Other than Temporary Impairment Losses, Investments	$ 0		2,768,000	2,232,000
Finite-Lived Intangible Assets, Amortization Method	straight-line basis	straight-line basis
Increase (Decrease) in Restricted Cash			51,900,000	107,905,000
Debt and Equity Securities, Unrealized Gain (Loss)	$ 163,785,000
Impact of Restatement on Opening Retained Earnings, Net of Tax						$ 2,800,000
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset					$ 5,700,000
Operating Lease, Liability					$ 5,700,000
Grant [Member]
Significant Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,435,000		3,154,000	6,469,000
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Significant Accounting Policies [Line Items]
Impact of Restatement on Opening Retained Earnings, Net of Tax						500,000
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Significant Accounting Policies [Line Items]
Impact of Restatement on Opening Retained Earnings, Net of Tax						$ 2,300,000
Marketing Services [Member]
Significant Accounting Policies [Line Items]
Revenues			1,361,000	728,000
New Payment Arrangements One [Member] | Marketing Services [Member]
Significant Accounting Policies [Line Items]
Revenues			0	$ 9,730,000
Valuation, Market Approach [Member]
Significant Accounting Policies [Line Items]
Convertible Debt, Fair Value Disclosures			$ 301,036,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	90 days	90 days
Membership services fee | ¥		¥ 20,000
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Maximum [Member] | Cash and Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Short term investments maturity period	90 days	90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Membership services fee | ¥		¥ 5,000
Finite-Lived Intangible Asset, Useful Life	40 years	40 years